Document And Entity Information	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 07, 2022
Entity Registrant Name	NCS Multistage Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38071
Entity Tax Identification Number	46-1527455
Entity Address, Address Line One	19350 State Highway 249
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	281
Local Phone Number	453-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NCSM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001692427
Amendment Flag	false